Other liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2021
Other liabilities and provisions
Summary of other liabilities and provisions

	December 31,
	2021	2020

	(€ in thousands)
Employee bonus	512	334
Accruals for commissions	298	236
Accrual for warranty	292	228
Liabilities from payroll	255	237
Accruals for vacation and overtime	230	124
Accruals for compensation of supervisory board	180	180
Accruals for licenses	92	68
Accruals for management compensation	83	--
Liabilities from VAT	50	27
Others	116	149
Total	2,108	1,583

As of December 31, 2021, other liabilities and provisions include kEUR 0 (2020: kEUR 5) as non-current related to the line item others.

	(€ in thousands)
	January 1, 2021	Usage	Addition	Reversal	December 31, 2021
Employee bonus	334	(334)	512	--	512
Liabilities from payroll	237	(237)	255	--	255
Accruals for commissions	236	(236)	298	--	298
Accrual for warranty	228	(228)	292	--	292
Accruals for compensation of supervisory board	180	(180)	180	--	180
Accruals for vacation and overtime	124	(124)	230	--	230
Accruals for licenses	68	(68)	92	--	92
Accruals for education and training	41	(41)	--	--	--
Accruals for management compensation	--	--	83	--	83
Total	1,448	(1,448)	1,942	--	1,942